AMERICAN
STOCK EXCHANGE®
Equities Options ETFs

05001229

1-13797

American Stock Exchange
86 Trinity Place
New York, NY 10006

Cert Amx

RECD S.E.C.
JAN 2 6 2005
081

January 26, 2005

Mr. Brian Johnson
Branch Chief
Filer Support 2
Office of Filing Information
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C. 20549

PROCESSED
JAN 27 2005
THOMSON
FINANCIAL

Dear Mr. Johnson:

This is to certify that on January 25, 2005 the American Stock Exchange, Inc. (the "Exchange") received from Hawk Corporation (the "Registrant"), a copy of the Registrant's application on Form 8-A for the registration of the following securities:

8 3/4% Senior Notes due 2014

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer
Managing Director
Listing Qualifications Department

cc: Herbert Scholl